Document And Entity Information	Sep. 28, 2020
Document Information Line Items
Entity Registrant Name	NEKTAR THERAPEUTICS
Trading Symbol	NKTR
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000906709
Document Period End Date	Sep. 28, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24006
Entity Tax Identification Number	94-3134940
Entity Address, Address Line One	455 Mission Bay Boulevard South
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	482-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ